Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000242831
Shareholder Report [Line Items]
Fund Name	Hull Tactical US ETF
Trading Symbol	HTUS
Security Exchange Name	CboeBZX
Additional Information Phone Number	(844) 484-2484
Additional Information Website	https://www.hulltacticalfunds.com/htus/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hull Tactical US ETF	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 137,951,217
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 605,945
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$137,951,217
Number of Portfolio Holdings	15
Advisory Fee	$605,945
Portfolio Turnover	0%

Holdings [Text Block]

Asset Type Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	30.1%
Index Options	0.0%
U.S. Treasury Obligations	18.1%
Exchange-Traded Funds	51.8%